Related party transactions - Summary of Account Balances and Transactions with Associates and Joint Ventures Accounted for Under the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	¥ 14,730	¥ 8,828	¥ 13,619
Other current assets	7,042	16,097	9,757
Accounts payable, trade	1,376	1,409	1,497
Short-term borrowings	22,263	21,367	31,557
Lease liabilities and other	64,552	50,748	36,957
Accounts payable for property, plant and equipment	7,189	1,566	68
Sales	47,759	33,072
Purchases	4,056	3,084
Lease payments and other	11,180	8,028
Payments for property, plant and equipment	12,052	1,272
Associates [member]
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	9,587	6,875	6,236
Other current assets	7,042	16,097	9,757
Accounts payable, trade	1,219	1,356	1,437
Short-term borrowings	2,131	2,847	0
Lease liabilities and other	64,552	50,748	36,957
Accounts payable for property, plant and equipment	7,189	1,566	68
Sales	20,385	15,087
Purchases	3,271	3,083
Lease payments and other	11,180	8,028
Payments for property, plant and equipment	12,052	1,272
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables	5,143	1,953	7,383
Other current assets	0	0	0
Accounts payable, trade	157	53	60
Short-term borrowings	20,132	18,520	31,557
Lease liabilities and other	0	0	0
Accounts payable for property, plant and equipment	0	0	¥ 0
Sales	27,374	17,985
Purchases	785	1
Lease payments and other	0	0
Payments for property, plant and equipment	¥ 0	¥ 0